LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Lease Maturity
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Maturity Under Previous Guidance
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

Lease Payments to be Received, Maturity	The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
2023	—
2024	—
2025	—
Thereafter	—
Total minimum lease payments	92,581

Schedule of minimum future revenues on leases
The minimum future revenues to be received under our fixed rate contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507